Net interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 1,769	£ 2,070
Loans to customers - amortised cost	9,412	8,924
Other financial assets	1,492	1,296
Interest receivable	12,673	12,290
Bank deposits	854	695
Customer deposits	3,918	4,151
Other financial liabilities	1,579	1,799
Subordinated liabilities	202	237
Interest payable	6,553	6,882
Net interest income	£ 6,120	£ 5,408